Trade and other payables (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Non-current
Deferred revenue	$ 140.6	$ 111.2
Other payables	8.4	11.1
Trade and other payables, non current	149.0	122.3
Current
Trade payables	217.4	148.4
Deferred revenue	44.5	46.6
Withholding tax payable	2.3	3.5
Payroll and other related statutory liabilities	27.3	34.4
VAT payables	12.0	22.9
Other payables	102.1	22.2
Trade and other payables	405.6	278.0
Employee benefit accruals included in other current payables	$ 96.4	$ 0.0